Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.
Summary of Significant Accounting Policies

The Company’s significant accounting policies are described in Note 2, Summary of Significant Accounting Policies, to the consolidated financial statements as of and for the year ended December 31, 2021 in the Annual Report on Form 20-F. There have been no material changes to the significant accounting policies during the six months ended June 30, 2022, except as described below.

Leases

Effective January 1, 2022, the Company adopted Accounting Standards Codification (“ASC”), Topic 842, Leases (“ASC 842”), using the modified retrospective approach and utilizing the effective date as its date of initial application, for which prior periods are presented in accordance with the previous guidance in ASC 840, Leases. Adoption of this standard resulted in the recording of operating lease right-of-use assets and operating lease liabilities of $61.9 million and $64.7 million, respectively, on the Company’s balance sheets on the effective date. The adoption of the standard did not have a material effect on the Company’s statements of operations and comprehensive loss, statements of cash flows or shareholders’ equity. Refer to Note 10 for right-of-use assets and liabilities recorded during the six months ended June 30, 2022.

At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. Leases with a term greater than one year are recognized on the balance sheet as right-of-use assets, current lease liabilities and, if applicable, long-term lease liabilities. The Company has elected to utilize the practical expedient to not recognize on the balance sheet leases with terms of one year or less. Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. However, certain adjustments to the right-of-use asset may be required for items such as incentives received, initial direct costs, or prepayments. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment.

The Company has elected to apply the package of three expedients to all of its leases requiring (1) no reassessment of whether any expired or existing contracts are or contain leases, (2) the lease classification of any expired or existing leases, or (3) the capitalization of initial direct costs for any existing leases.

Assumptions made by the Company at the commencement date are re-evaluated upon occurrence of certain events, including a lease modification. A lease modification results in a separate contract when the modification grants the lessee an additional right of use not included in the original lease and when lease payments increase commensurate with the stand-alone price for the additional right of use. When a lease modification results in a separate contract, it is accounted for in the same manner as a new lease.

Entities may elect the practical expedient to not separate lease and non-lease components. The Company has elected this practical expedient to account for the lease and non-lease components together as a single lease component for all underlying assets and allocate all of the contract consideration to the lease component only. All the Company’s leases are classified as operating leases.

Operating lease costs are recognized on a straight-line basis over the lease term, and they are categorized within research and development and general and administrative expenses in the consolidated statements of operations. The operating lease cash flows are categorized under net cash used in operating activities in the consolidated statements of cash flows.

The Company subleases certain leased office spaces to third parties and recognizes sublease income on a straight-line basis over the sublease term within research and development.